BORROWINGS - Long term narrative and interest expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 11, 2019 USD ($)	Jul. 15, 2019 USD ($)	Jun. 28, 2019 JPY (¥)	Jun. 28, 2019 USD ($)	Jan. 31, 2019 JPY (¥)	Jan. 25, 2019 USD ($)	Oct. 31, 2018 USD ($)	Sep. 14, 2018 USD ($)	Apr. 05, 2018 USD ($)	Mar. 30, 2018 USD ($)	Mar. 26, 2018 USD ($)
BORROWINGS
Floating interest rate (as a percent)	5.43%	3.13%
Interest expense
Interest capitalized - project assets	$ 10,794	$ 15,462	$ 13,274
Interest capitalized - property, plant, and equipment	2,620	1,182	1,010
Interest expense	81,326	106,032	117,971
Total interest incurred	94,740	$ 122,676	$ 132,255
Credit facility
BORROWINGS
Maximum borrowing capacity	$ 2,331,226
Unsecured
BORROWINGS
Floating interest rate (as a percent)	4.86%	4.58%
Secured by project assets and solar power systems
BORROWINGS
Floating interest rate (as a percent)	3.65%	4.61%
Finance agreement
BORROWINGS
Maximum borrowing capacity | ¥						¥ 5,989
Outstanding balance							$ 1,503
Bank borrowings | Subsidiary
BORROWINGS
Maximum borrowing capacity											$ 123,708
Outstanding balance	$ 123,708
Bank borrowings | Secured by Inventory and accounts receivable
BORROWINGS
Maximum borrowing capacity | ¥								¥ 8,476
Outstanding balance	8,476
Bank borrowings | Unsecured
BORROWINGS
Maximum borrowing capacity														$ 49,290
Outstanding balance	11,881
Bank borrowings | Secured by project assets and solar power systems
BORROWINGS
Maximum borrowing capacity													$ 50,000
Outstanding balance	50,000
Bank borrowings | Secured by project assets and solar power systems | Subsidiary
BORROWINGS
Maximum borrowing capacity												$ 43,003
Outstanding balance	34,188
Borrowings from non-banking institutions
BORROWINGS
Maximum borrowing capacity										$ 93,975
Outstanding balance	93,975
Borrowings from non-banking institutions | Subsidiary
BORROWINGS
Maximum borrowing capacity					$ 110,000
Outstanding balance	91,095
Borrowings from non-banking institutions | Secured by prepaid land use rights and guaranteed by Chinese Subsidiary
BORROWINGS
Maximum borrowing capacity									$ 129,010
Outstanding balance	$ 40,136
Borrowings from non-banking institutions | Finance agreement
BORROWINGS
Maximum borrowing capacity				$ 60,000
Outstanding balance				$ 60,000